FT Vest Laddered U.S. Equity Equal Weight Buffer ETF Annual Fund Operating Expenses - FT Vest Laddered U.S. Equity Equal Weight Buffer ETF - FT Vest Laddered U.S. Equity Equal Weight Buffer ETF	May 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.85%
Expenses (as a percentage of Assets)	0.95%

[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.